Consolidated Cash Flow Statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Net profit	€ 3,542	€ 3,209
Taxation	991	1,145
Share of net (profit)/loss of joint ventures/associates and other (income)/loss from non-current investments and associates	(89)	(87)
Net monetary (gain)/loss arising from hyperinflationary economies	(21)	(29)
Net finance costs	249	351
Operating profit	4,672	4,589
Depreciation, amortisation and impairment	987	965
Changes in working capital	(1,215)	(1,888)
Pensions and similar obligations less payments	(79)	(94)
Provisions less payments	(66)	47
Elimination of (profits)/losses on disposals	45	(36)
Non-cash charge for share-based compensation	74	95
Other adjustments	9	23
Cash flow from operating activities	4,427	3,701
Income tax paid	(899)	(1,309)
Net cash flow from operating activities	3,528	2,392
Interest received	80	78
Net capital expenditure	(422)	(558)
Other acquisitions and disposals	(623)	(470)
Other investing activities	384	234
Net cash flow (used in)/from investing activities	(581)	(716)
Dividends paid on ordinary share capital	(2,120)	(2,080)
Interest paid	(336)	(369)
Change in financial liabilities	602	1,937
Other movements on treasury shares		(205)
Other financing activities	(234)	(139)
Net cash flow (used in)/from financing activities	(2,088)	(856)
Net increase/(decrease) in cash and cash equivalents	859	820
Cash and cash equivalents at the beginning of the period	4,116	3,090
Effect of foreign exchange rate changes	(253)	(121)
Cash and cash equivalents at the end of the period	€ 4,722	€ 3,789